Regulatory Matters - Schedule of Additional Significant Riders Associated with Virginia Power Projects (Parenthetical) (Detail) - Virginia Electric and Power Company - USD ($) $ in Millions		1 Months Ended			6 Months Ended
		Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Jun. 30, 2023
Rider T1
Public Utilities General Disclosures [Line Items]
Total revenue requirement	[1]				$ 879
Rider T1 | Operating Segments | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Total revenue requirement					369
Rider T1 | Operating Segments | Virginia Regulation | Transmission Component Of Virginia Powers
Public Utilities General Disclosures [Line Items]
Total revenue requirement					510
Rider GV
Public Utilities General Disclosures [Line Items]
Total revenue requirement	[2]				135
Rider GV | Rate Years Beginning
Public Utilities General Disclosures [Line Items]
Total revenue requirement					144
Rider GV | Operating Segments
Public Utilities General Disclosures [Line Items]
Total revenue requirement					148
Rider SNA
Public Utilities General Disclosures [Line Items]
Total revenue requirement	[3]				50
Rider SNA | Operating Segments | Virginia Regulation | First Phase Of Nuclear Life Extension Program
Public Utilities General Disclosures [Line Items]
Projected capital investment					$ 1,200
Base Rate Case | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Total revenue requirement		$ 350	$ 351	$ 350

[1]	Consists of $510 million for the transmission component of Virginia Power's base rates and $369 million for Rider T1.
[2]	The total revenue requirement requested is based on an estimated retirement of Greensville County in 2058, consistent with the current estimated useful life of the facility. Virginia Power also provided an alternative approach based on an estimated retirement of Greensville County in 2045, which if utilized would result in a revenue requirement of $144 million and $148 million for rate years beginning April 2024 and April 2025, respectively.
[3]	Virginia Power requested approval of cost recovery of approximately $1.2 billion through Rider SNA for the first phase of nuclear life extension program which includes investments through 2024. In April 2022, Virginia Power, the Virginia Commission staff and certain interested parties filed a proposed stipulation recommending that costs incurred after February 2022 associated with the first phase of the nuclear life extension program for North Anna be deferred and requested for recovery in a subsequent Rider SNA filing.